Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 4:-	CASH AND CASH EQUIVALENTS

	January 1,	December 31,
	2021	2021	2022
Cash and deposits for immediate withdrawal	$83,306	$82,302	$78,489
Cash equivalents in NIS-denominated deposit	4,821	5,788	4,573
	$88,127	$88,090	$83,062